Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Bitfarms Ltd.
Trading Symbol	BITF
Document Type	40-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	334,153,000
Amendment Flag	false
Entity Central Index Key	0001812477
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-40370
Auditor Location	Toronto, Canada
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	110 Yonge Street
Entity Address, Address Line Two	Suite 1601
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5C 1T4
City Area Code	(647)
Local Phone Number	259-1790
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 E. 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.